ACCOUNT RECEIVABLES	12 Months Ended
Dec. 31, 2018
Accounts Receivable, Net, Current [Abstract]
Accounts Receivable Text Block [Text Block]
NOTE 4. ACCOUNT RECEIVABLES

Account receivable consisted of the following:

	As of December 31,
	2018	2017
Receivable from product sales	$228,858	$-
Total	$228,858	$-

As of December 31, 2018, accounts receivable of $228,858 was from our product sales to third parties and are non-interest bearing.